CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2012	$ 1,443	$ 490,850	$ (19,488)	$ (70,476)	$ (2,578)	$ 6,748	$ 406,499
Balance (in shares) at Dec. 31, 2012	140,419,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to stock awards granted	$ 0	575	0	0	0	0	575
Compensation related to stock awards granted (in shares)	0
Purchase of subsidiary shares from noncontrolling interests	$ 0	(2,903)	0	0	(12)	(7,335)	(10,250)
Net (loss) income	0	0	0	7,368	0	553	7,921
Other comprehensive income	0	0	0	0	782	34	816
Balance at Dec. 31, 2013	$ 1,443	488,522	(19,488)	(63,108)	(1,808)	0	405,561
Balance (in shares) at Dec. 31, 2013	140,419,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for stock option exercise	$ 3	874	0	0	0	0	877
Issuance of common stock for stock option exercise (in shares)	310,000
Compensation related to stock awards granted	$ 0	1,073	0	0	0	0	1,073
Compensation related to stock awards granted (in shares)	0
Net (loss) income	$ 0	0	0	(52,276)	0	0	(52,276)
Other comprehensive income	0	0	0	0	487	0	487
Balance at Dec. 31, 2014	$ 1,446	490,469	(19,488)	(115,384)	(1,321)	0	$ 355,722
Balance (in shares) at Dec. 31, 2014	140,729,487						140,419,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to stock awards granted	$ 0	1,424	0	0	0	0	$ 1,424
Compensation related to stock awards granted (in shares)	0
Net (loss) income	$ 0	0	0	(48,004)	0	0	(48,004)
Other comprehensive income	0	0	0	0	472	0	472
Balance at Dec. 31, 2015	$ 1,446	$ 491,893	$ (19,488)	$ (163,388)	$ (849)	$ 0	$ 309,614
Balance (in shares) at Dec. 31, 2015	140,729,487						140,729,487